Variable Interest Entity (“VIE”) - Schedule of Carrying Amount of the VIEs’ Consolidated Assets and Liabilities (Details)		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Carrying Amount of the VIEs’ Consolidated Assets and Liabilities [Line Items]
Current assets		$ 482,220,988	¥ 3,284,358,923	¥ 3,522,836,053
Property, plant and equipment, net		10,409,594	70,898,705	72,799,949
Total assets		494,488,674	3,367,912,912	3,608,217,652
Total liabilities		(139,026,998)	(946,898,986)	(943,861,585)
Current liabilities:
Accounts payable		4,282,930	29,170,609	35,095,201
Advance from customers		4,904,282	33,402,571	7,256,576
Taxes payable		3,002,728	20,451,280	18,667,238
Total current liabilities		135,640,730	923,835,451	921,015,808
Total liabilities		139,026,998	946,898,986	943,861,585
Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Carrying Amount of the VIEs’ Consolidated Assets and Liabilities [Line Items]
Current assets		12,233,462	83,320,887	85,753,334
Property, plant and equipment, net		10,396,808	70,811,620	72,658,575
Other noncurrent assets		1,487,643	10,132,185	10,132,185
Total assets		24,117,913	164,264,692	168,544,094
Total liabilities		(90,044,889)	(613,286,737)	(614,510,596)
Net assets		(65,926,976)	(449,022,045)	(445,966,502)
Current liabilities:
Accounts payable		1,107,388	7,542,308	7,831,313
Advance from customers		22,679	154,462	135,467
Other payables and accrued liabilities		2,503,662	17,052,191	17,122,156
Taxes payable		721,740	4,915,704	5,799,588
Intercompany payable	[1]	82,370,493	561,017,190	561,017,190
Total current liabilities		86,725,962	590,681,855	591,905,714
Non-current shareholder loan		3,318,927	22,604,882	22,604,882
Total liabilities		$ 90,044,889	¥ 613,286,737	¥ 614,510,596

[1]	Intercompany balances will be eliminated upon consolidation.